Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000212830 | 024525719 | American Beacon Developing World Income Fund, R5 Class
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000212830 | 72201F490 | PIMCO Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000212830 | 74441F876 | PGIM Securitized Credit Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000212830 | 00191K336 | AQR Diversifying Strategies Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000212830 | 470258765 | Easterly Income Opportunities Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000212830 | 884891201 | Thompson Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000212830 | 316175108 | Fidelity Money Market Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000212830 | 31846V336 | First American Government Obligations Fund Class X
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000212830 | 912797SD0 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000212831 | 024525719 | American Beacon Developing World Income Fund, R5 Class
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000212831 | 72201F490 | PIMCO Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000212831 | 74441F876 | PGIM Securitized Credit Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000212831 | 00191K336 | AQR Diversifying Strategies Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000212831 | 470258765 | Easterly Income Opportunities Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000212831 | 884891201 | Thompson Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000212831 | 316175108 | Fidelity Money Market Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000212831 | 31846V336 | First American Government Obligations Fund Class X
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000212831 | 912797SD0 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	0.40%